N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 29, 2016

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Semi-Annual Report

January 29, 2016

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six months ended January 29, 2016. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

Economic activity continued to expand in the third quarter of 2015 as an increase in jobs and a steady unemployment rate indicated that labor market conditions improved once again according to the Federal Open Market Committee's ("FOMC") or ("Committee") statement. Household spending also increased, likely driven by low energy prices. Nevertheless, the FOMC did not believe conditions were appropriate to begin increasing the fed funds rate in the third quarter, citing international factors as a concern. However, as economic activity continued to expand at a moderate pace in the fourth quarter, and given the considerable improvement in labor market conditions and confidence that inflation would rise over the medium term, the Committee decided to raise the target range for the fed funds rate to ¼ to ½ percent. Going forward, the FOMC stated it would assess realized and expected economic conditions relative to its objectives of maximum employment and 2 percent inflation. The Committee noted that they expect that economic conditions will evolve in a manner that will warrant only gradual increases in the fed funds rate, in January the Fed maintained the current rate of ¼ to ½ percent.

Municipal Bond Market Recap

Munis bounced back in the third quarter after a tough second quarter. Interest rates fell throughout the yield curve over the quarter. The falling rates were principally driven by uncertainty on the timing of when the FOMC would begin to increase the fed funds rate. The 10-year muni/Treasury yield ratio was sitting at 98.6% at the end of the third quarter, continuing to offer a compelling value for municipal bond investors. The relative cheapness of munis to Treasuries would offer a buffer from volatility going into the fourth quarter.

Returns were again positive for the muni bond market in the fourth quarter, in what was a very stable quarter for muni bonds. Interest rates fell throughout the mid to long end of the yield curve, while rising on the short end of the curve on the back of the FOMC increasing the fed funds rate in December. Issuance for the quarter came in at $71.642 billion nationally, a 25.3% decrease over the same quarter last year. With the notable drop off in supply and demand picking up in the quarter, the muni/Treasury ratio returned closer to its historical average, falling to 84.4% at the end of the year. Fund returns were positive in January as issuance remained light, and uncertainty remained in the market.

Fund Performance and Outlook

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market activity and the possibility of rising rates has lead us to favor high quality, higher coupon (4% to 5%) bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders. All else equal, the shorter maturity structure and higher coupons will be more defensive, mitigating some negative impact to each Fund's share price should a rise in rates occur.

The Kansas Municipal Fund began the period at $10.87 per share and ended the period at $11.02 per share for a total return of 2.39%*. This compares to the Barclays Capital Municipal Index's return of 2.71%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.92% and 13 years, respectively.

The Nebraska Municipal Fund began the period at $10.48 per share and ended the period at $10.67 per share for a total return of 2.61%*. This compares to the Barclays Capital Municipal Index's return of 2.71%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.88% and 14 years, respectively.

The Oklahoma Municipal Fund began the period at $11.64 per share and ended the period at $11.93 per share for a total return of 2.89%*. This compares to the Barclays Capital Municipal Index's return of 2.71%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.70% and 14 years, respectively.

The Maine Municipal Fund began the period at $10.99 per share and ended the period at $11.20 per share for a total return of 1.99%*. This compares to the Barclays Capital Municipal Index's return of 2.71%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.70% and 12 years, respectively.

The New Hampshire Municipal Fund began the period at $10.76 per share and ended the period at $10.94 per share for a total return of 2.23%*. This compares to the Barclays Capital Municipal Index's return of 2.71%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.67% and 11 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.20%, 1.20%, 1.29%, and 1.73%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,751	$10,000
7/31/06	$10,439	$10,179	$10,255
7/31/07	$10,758	$10,490	$10,693
7/31/08	$11,070	$10,794	$10,997
7/31/09	$11,519	$11,232	$11,559
7/30/10	$12,224	$11,919	$12,617
7/29/11	$12,593	$12,279	$13,025
7/31/12	$13,609	$13,270	$14,393
7/31/13	$13,287	$12,956	$14,077
7/31/14	$14,059	$13,709	$15,099
7/31/15	$14,485	$14,124	$15,636
1/29/16	$14,893	$14,522	$16,208

Average Annual Total Returns for the periods ended January 29, 2016

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	2.39%	2.67%	4.56%	3.78%	4.32%
With sales charge (3.75%)	-0.13%	1.82%	4.04%	3.52%	4.22%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,749	$10,000
7/31/06	$10,490	$10,227	$10,255
7/31/07	$10,822	$10,550	$10,693
7/31/08	$11,123	$10,844	$10,997
7/31/09	$11,536	$11,246	$11,559
7/30/10	$12,186	$11,881	$12,617
7/29/11	$12,587	$12,271	$13,025
7/31/12	$13,623	$13,281	$14,393
7/31/13	$13,083	$12,755	$14,077
7/31/14	$14,017	$13,666	$15,099
7/31/15	$14,513	$14,150	$15,636
1/29/16	$14,974	$14,599	$16,208

Average Annual Total Returns for the periods ended January 29, 2016

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	2.61%	2.84%	4.77%	3.93%	3.85%
With sales charge (3.75%)	0.08%	1.98%	4.24%	3.66%	3.73%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,752	$10,000
7/31/06	$10,439	$10,180	$10,255
7/31/07	$10,763	$10,496	$10,693
7/31/08	$10,871	$10,601	$10,997
7/31/09	$11,337	$11,055	$11,559
7/30/10	$12,200	$11,897	$12,617
7/29/11	$12,706	$12,391	$13,025
7/31/12	$13,888	$13,543	$14,393
7/31/13	$13,396	$13,063	$14,077
7/31/14	$14,255	$13,902	$15,099
7/31/15	$14,658	$14,294	$15,636
1/29/16	$15,205	$14,827	$16,208

Average Annual Total Returns for the periods ended January 29, 2016

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	2.89%	2.75%	5.01%	4.14%	4.15%
With sales charge (3.75%)	0.36%	1.89%	4.47%	3.88%	4.02%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,748	$10,000
7/31/06	$10,412	$10,149	$10,255
7/31/07	$10,713	$10,443	$10,693
7/31/08	$11,080	$10,801	$10,997
7/31/09	$11,658	$11,365	$11,559
7/30/10	$12,298	$11,989	$12,617
7/29/11	$12,605	$12,288	$13,025
7/31/12	$13,713	$13,368	$14,393
7/31/13	$13,389	$13,052	$14,077
7/31/14	$14,020	$13,667	$15,099
7/31/15	$14,353	$13,991	$15,636
1/29/16	$14,812	$14,439	$16,208

Average Annual Total Returns for the periods ended January 29, 2016

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	1.99%	2.39%	4.52%	3.94%	4.53%
With sales charge (3.75%)	-0.58%	1.53%	4.00%	3.67%	4.42%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.29%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,751	$10,000
7/31/06	$10,376	$10,118	$10,255
7/31/07	$10,689	$10,423	$10,693
7/31/08	$11,087	$10,811	$10,997
7/31/09	$11,601	$11,313	$11,559
7/30/10	$12,225	$11,921	$12,617
7/29/11	$12,548	$12,236	$13,025
7/31/12	$13,432	$13,098	$14,393
7/31/13	$13,137	$12,811	$14,077
7/31/14	$13,731	$13,390	$15,099
7/31/15	$14,068	$13,718	$15,636
1/29/16	$14,463	$14,104	$16,208

Average Annual Total Returns for the periods ended January 29, 2016

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	2.23%	2.32%	3.80%	3.63%	4.17%
With sales charge (3.75%)	-0.32%	1.46%	3.26%	3.37%	4.05%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.73%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 29, 2016 (unaudited)

General Obligation	44.8%
Health Care	22.2%
Other Revenue	16.9%
Utilities	11.6%
Education	1.7%
Cash Equivalents and Other	1.5%
Transportation	1.0%
Housing	0.3%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 29, 2016 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.5%)

Education (1.7%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$220,606
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	287,192
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	500,130
		1,007,928
General Obligation (44.8%)
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/27	250,000	302,227
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/28	250,000	298,270
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/29	250,000	295,427
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/30	250,000	294,290
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/31	500,000	584,815
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	622,496
Butler Cnty KS USD #402 4.000% 09/01/30	250,000	282,770
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	551,115
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	111,045
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	543,542
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	366,431
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	107,755
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	286,680
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	277,087
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	425,929
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	282,830
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	508,805
*Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,385,260
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	272,342
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	222,952
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,114,760
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	286,225
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	281,190
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	303,673
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	164,112
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	261,825
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	111,285
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	111,222
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	110,156
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	231,464
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	334,935
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,156,370
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	586,925
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	347,222
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	111,512
Manhattan KS GO 5.000% 11/01/28	130,000	142,909
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	291,065
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	282,598
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	268,633
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	270,072
Newton KS Unlimited GO 5.000% 09/01/21	100,000	115,451
Newton KS Unlimited GO 4.750% 09/01/29	435,000	479,509
Olathe KS GO 4.000% 10/01/19	100,000	102,414
Park City KS 5.100% 12/01/20	200,000	231,358
Park City KS 5.500% 12/01/24	100,000	117,184
Park City KS 6.000% 12/01/29	500,000	595,325
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	290,242
Salina KS GO 4.625% 10/01/27	200,000	210,084
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	264,757
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,407
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	277,457
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	111,405
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	540,581
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,351
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	815,752
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	267,840
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	225,000	248,823
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	401,645
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	558,940
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	566,545
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	563,530
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	531,580
Wichita KS GO 4.500% 09/01/22	150,000	159,592
Wichita KS GO 4.750% 09/01/27	180,000	190,969
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	153,482
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	264,788
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	528,490
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	112,257
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	303,135
		25,815,114
Health Care (22.2%)
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/30	1,020,000	1,093,950
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/35	500,000	528,955
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,083,880
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	283,938
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	284,875
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	114,096
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	544,150
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 11/15/22	500,000	501,410
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	436,589
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	522,585
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	273,578
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,080,470
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	840,383
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	109,325
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	505,930
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	302,622
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	535,360
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	295,245
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	293,548
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	569,220
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	523,550
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	274,323
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	267,033
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	472,510
Univ KS Hosp Auth 5.000% 09/01/35	500,000	576,765
Univ KS Hosp Auth 5.000% 09/01/26	60,000	61,622
Univ KS Hosp Auth 5.000% 09/01/26	40,000	40,781
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	367,857
		12,784,550
Housing (0.3%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	10,000	10,013
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	180,000	180,797
		190,810
Other Revenue (16.9%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,259
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	349,187
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	380,415
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	107,796
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,119,680
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	530,300
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	261,248
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,016
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	547,575
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	258,820
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	252,360
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	378,077
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	270,943
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	267,615
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	80,000	87,204
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	536,760
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	555,400
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,136,100
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	548,365
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	283,241
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	660,750
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	564,490
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	445,336
		9,721,937
Transportation (1.0%)
KS Dept of Transportation Highway Rev. 5.000% 09/01/35	250,000	303,955
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	270,630
		574,585
Utilities (11.6%)
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	252,388
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,173,360
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	535,300
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	809,100
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	527,155
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	311,703
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	221,790
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	549,550
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	278,355
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,427,350
#Wyandotte Cnty KS Govt Util Sys Rev Impt-Ser A 5.000% 09/01/35	500,000	578,110
		6,664,161

TOTAL MUNICIPAL BONDS (COST: $53,023,203)		$56,759,085

SHORT-TERM SECURITIES (1.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $661,048)	661,048	$661,048

TOTAL INVESTMENTS IN SECURITIES (COST: $53,684,251) (99.6%)		$57,420,133
OTHER ASSETS LESS LIABILITIES (0.4%)		214,144

NET ASSETS (100.0%)		$57,634,277

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 29, 2016.

#	When-issued purchase as of January 29, 2016.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 29, 2016 (unaudited)

Utilities	31.4%
Education	25.2%
General Obligation	17.4%
Health Care	10.8%
Other Revenue	8.4%
Cash Equivalents and Other	3.4%
Housing	2.0%
Transportation	1.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 29, 2016 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.6%)

Education (25.2%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$402,654
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,732,245
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	214,630
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	788,550
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	200,388
NE St Colleges Student Fees (Wayne St College) 3.250% 07/01/36	500,000	489,960
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	285,757
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	269,605
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	510,830
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 07/01/35	1,500,000	1,789,275
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 05/15/35	500,000	593,285
Univ of NE Rev 5.000% 05/15/33	250,000	303,392
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	264,575
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	642,462
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	269,663
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	275,120
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	311,267
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,112,100
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	282,820
		10,738,578
General Obligation (17.4%)
Douglas Cnty NE SD #010 4.000% 12/15/34	300,000	325,638
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	256,313
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	592,225
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	579,785
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	102,383
*Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,319,540
Omaha NE Various Purpose 4.250% 10/15/26	500,000	513,655
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	284,033
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	276,468
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	262,620
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	274,353
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,065,230
Ralston NE Arena GO 4.500% 09/15/31	500,000	509,690
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	295,390
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	301,613
#Douglas CNTY SCH DIST #59 Bennington 3.000% 12/15/35	500,000	485,110
		7,444,046
Health Care (10.8%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	276,365
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	257,605
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	562,210
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	890,813
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	465,016
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,010,890
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	289,895
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	288,575
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	288,215
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	277,945
		4,607,529
Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	281,105
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	562,210
		843,315
Other Revenue (8.4%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	833,723
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	273,473
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	170,336
NE Coop Republican Platte Enhancement Project River 3.850% 12/15/30	300,000	305,064
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	510,930
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,110
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,175,740
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	211,868
		3,602,244
Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	577,500

Utilities (31.4%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,150,670
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	562,805
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	539,630
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	298,973
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	543,945
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,142,800
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	258,398
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	316,657
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	454,584
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	272,080
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	269,970
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	842,160
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	280,687
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	217,796
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	569,110
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	111,674
NE Pub Pwr Dist Rev 5.000% 01/01/41	250,000	288,275
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	294,570
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	570,975
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	412,852
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	273,558
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	109,921
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	270,000	280,594
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	304,315
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	303,157
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	602,340
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	296,127
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	260,312
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	260,312
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	780,000	811,363
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	220,000	226,604
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	280,835
		13,408,049

TOTAL MUNICIPAL BONDS (COST: $38,893,923)		$41,221,261

SHORT-TERM SECURITIES (4.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,855,705)	1,855,705	$1,855,705

TOTAL INVESTMENTS IN SECURITIES (COST: $40,749,628) (101.0%)		$43,076,966
OTHER ASSETS LESS LIABILITIES (-1.0%)		(418,548)

NET ASSETS (100.0%)		$42,658,418

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 29, 2016.

#	When-issued purchase as of January 29, 2016.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 29, 2016 (unaudited)

Utilities	31.6%
Other Revenue	25.4%
Education	20.2%
Transportation	9.9%
Health Care	4.6%
General Obligation	4.2%
Cash Equivalents and Other	3.2%
Housing	0.9%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 29, 2016 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.8%)

Education (20.2%)
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	$140,000	$154,454
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	675,278
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	810,022
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	271,428
OK Dev Fin Auth Lease Rev (OK St Higher Ed Master Lease) 4.500% 06/01/26	250,000	252,470
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	576,185
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	500,000	605,670
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	593,260
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	577,385
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	307,264
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	316,625
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	331,440
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	341,069
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,068,830
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,657
Univ of OK Rev 5.000% 07/01/37	290,000	330,562
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	581,675
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	500,000	522,250
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	577,305
		9,143,829
General Obligation (4.2%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	196,891
Oklahoma City OK 4.250% 03/01/22	110,000	110,375
Oklahoma City OK 5.000% 03/01/27	400,000	431,276
*Oklahoma City OK 4.000% 03/01/24	1,000,000	1,162,160
		1,900,702
Health Care (4.6%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	437,528
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	300,915
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	261,042
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	274,112
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	15,000	15,723
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	497,760
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	268,508
		2,055,588
Housing (0.9%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	192,016
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,806
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	95,000	95,901
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	20,000	20,307
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	15,000	15,278
		419,308
Other Revenue (25.4%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	321,736
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	292,488
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	280,615
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	558,925
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	280,090
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	161,042
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	422,615
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	480,208
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	745,419
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	265,087
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	949,938
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	508,530
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	101,589
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	101,589
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	203,412
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	302,778
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	601,060
Okmulgee Cnty OK Govtl Bldg Auth Sales Tax Rev 4.250% 12/01/35	500,000	533,855
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	161,382
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	556,720
Sand Springs OK Muni Auth Capital IMPT Rev 4.250% 01/01/35	250,000	265,295
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	616,973
Tulsa Cnty OK Indl Auth Cap Impts Rev 3.000% 09/01/27	245,000	250,463
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	536,810
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	479,350
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	260,355
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	278,986
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	408,395
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	547,080
		11,472,785
Transportation (9.9%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	266,228
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	265,325
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,123,410
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,119,210
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	287,618
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	540,940
OK St Turnpike Auth Rev 5.000% 01/01/23	500,000	595,665
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	285,580
		4,483,976
Utilities (31.6%)
Claremore OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	329,937
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	806,505
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	522,645
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	110,053
Glenpool Util Rev 5.100% 12/01/35	250,000	286,662
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,092,870
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	214,072
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,297,500
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,344,840
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	261,962
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	288,440
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	120,208
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	187,173
*OK Mun Pwr Auth Rev 5.750% 01/01/24	1,900,000	2,190,016
OK Wtr Resources Brd 5.000% 04/01/28	500,000	561,695
OK Wtr Resources Brd 5.000% 04/01/32	140,000	162,166
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	122,412
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	182,457
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	169,578
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	108,048
Sand Springs OK Muni Auth Util Sys Rev 4.000% 11/01/27	200,000	213,894
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	875,310
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	104,109
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	396,956
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	328,753
		14,278,261

TOTAL MUNICIPAL BONDS (COST: $41,168,683)		$43,754,449

SHORT-TERM SECURITIES (2.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $890,148)	890,148	$890,148

TOTAL INVESTMENTS IN SECURITIES (COST: $42,058,831) (98.8%)		$44,644,597
OTHER ASSETS LESS LIABILITIES (1.2%)		560,351

NET ASSETS (100.0%)		$45,204,948

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 29, 2016.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 29, 2016 (unaudited)

Health Care	20.2%
Education	19.6%
General Obligation	19.5%
Transportation	11.0%
Housing	10.3%
Cash Equivalents and Other	7.2%
Other Revenue	6.5%
Utilities	5.7%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 29, 2016 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (92.8%)

Education (19.6%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$142,470
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	109,402
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	783,047
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	110,000	112,132
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	25,000	25,518
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	576,295
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	295,922
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	195,608
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	276,965
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	306,264
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	114,116
Univ of ME Sys Rev 4.625% 03/01/29	100,000	104,571
Univ of ME Sys Rev 4.750% 03/01/37	545,000	570,653
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,152
		3,618,115
General Obligation (19.5%)
Auburn, ME GO 4.500% 09/01/22	100,000	117,682
Bangor ME 4.000% 09/01/24	155,000	165,929
Falmouth ME GO 4.250% 11/15/31	200,000	220,200
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	113,638
Gray ME Unlimited GO 4.000% 10/15/26	280,000	304,660
Gray ME Unlimited GO 4.000% 10/15/27	280,000	303,786
Lewiston ME GO 3.000% 01/15/25	185,000	192,354
State of Maine General Obligation 4.000% 06/01/20	150,000	171,735
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	281,975
Portland ME 4.250% 05/01/29	150,000	162,642
Portland ME 4.125% 10/01/29	100,000	107,963
Portland ME UNLTD GO 5.000% 08/01/21	125,000	153,103
Portland ME 5.000% 08/01/22	125,000	150,892
Saco ME GO 4.000% 04/01/28	100,000	108,444
Scarborough, ME GO 4.000% 11/01/28	100,000	111,573
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	271,005
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	115,361
Waterville ME GO 4.000% 07/01/25	135,000	151,533
Waterville ME GO 3.000% 04/01/25	250,000	270,260
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	119,165
		3,593,900
Health Care (20.2%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	50,000	58,426
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	130,000	150,558
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	10,000	11,465
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	10,000	11,793
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	190,000	202,660
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	190,000	219,028
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,015
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	664,924
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	128,211
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	288,488
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	273,455
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	248,914
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	307,240
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/30	500,000	576,185
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/31	500,000	571,775
		3,729,137
Housing (10.3%)
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,152,840
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	47,546
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	443,726
ME St Hsg Auth Mtg Pur Ref 4.000% 11/15/30	250,000	254,687
		1,898,799
Other Revenue (6.5%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	220,244
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	132,468
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	150,239
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	123,842
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,010
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	564,177
		1,195,980
Transportation (11.0%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,143,140
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	265,398
Portland ME Airport Rev 5.250% 01/01/35	250,000	272,635
Portland ME Airport Rev 5.000% 07/01/22	100,000	117,768
Portland ME Airport Rev 5.000% 07/01/23	100,000	118,860
Portland ME Airport Rev 5.000% 07/01/24	100,000	117,374
		2,035,175
Utilities (5.7%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	527,255
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	520,045
		1,047,300

TOTAL MUNICIPAL BONDS (COST: $16,164,599)		$17,118,406

SHORT-TERM SECURITIES (6.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $1,205,587)	1,205,587	$1,205,587

TOTAL INVESTMENTS IN SECURITIES (COST: $17,370,186) (99.4%)		$18,323,993
OTHER ASSETS LESS LIABILITIES (0.6%)		114,516

NET ASSETS (100.0%)		$18,438,509

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 29, 2016.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 29, 2016 (unaudited)

General Obligation	37.7%
Health Care	19.7%
Education	15.2%
Cash Equivalents and Other	9.5%
Housing	7.9%
Utilities	4.6%
Other Revenue	3.0%
Transportation	2.4%
100%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 29, 2016 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (90.5%)

Education (15.2%)
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	$175,000	$215,686
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	50,000	54,456
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	77,146
*NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	206,012
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	113,088
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	112,525
		778,913
General Obligation (37.7%)
Dover NH GO Ref 5.000% 6/15/25	100,000	129,040
Dover NH GO 4.000% 6/15/28	100,000	110,504
Hillsborough NH GO 4.000% 11/01/20	100,000	100,205
Hillsborough NH GO 4.000% 11/01/21	100,000	100,225
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	122,559
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	106,992
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	107,412
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	189,238
New Hampshire State G.O. Cap Impt-Ser B 5.000% 12/01/28	75,000	93,934
NH St Cap Impt GO 4.750% 03/01/27	100,000	108,797
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	109,024
*Rochester NH GO Ser A 3.000% 03/1/32	130,000	136,177
Rochester NH GO Ser C 3.000% 10/15/35	100,000	102,068
Salem NH School District GO 5.000% 11/15/24	100,000	126,037
Salem NH School District GO 4.000% 12/01/27	250,000	286,185
		1,928,397
Health Care (19.7%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	115,310
NH Health & Ed Facs Auth Rev Conway Hosp 5.250% 06/01/16	100,000	101,023
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	106,189
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,956
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	102,497
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	159,363
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	114,262
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	116,068
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	81,355
		1,004,023
Housing (7.9%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	75,000	76,139
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	140,000	144,827
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	70,000	73,924
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	106,388
		401,278
Other Revenue (3.0%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	152,684

Transportation (2.4%)
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	120,306

Utilities (4.6%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	115,957
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	117,235
		233,192

TOTAL MUNICIPAL BONDS (COST: $4,426,801)		$4,618,793

SHORT-TERM SECURITIES (5.2%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $267,820)	267,820	$267,820

TOTAL INVESTMENTS IN SECURITIES (COST: $4,694,621) (95.7%)		$4,886,613
OTHER ASSETS LESS LIABILITIES (4.3%)		222,233

NET ASSETS (100.0%)		$5,108,846

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 29, 2016.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 29, 2016 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$53,684,251	$40,749,628	$42,058,831	$17,370,186	$4,694,621

Investments in securities, at fair value	$57,420,133	$43,076,966	$44,644,597	$18,323,993	$4,886,613
Receivable for Fund shares sold	15,000	23,299	185,985	0	200,000
Accrued dividends receivable	3	14	5	9	1
Accrued interest receivable	891,930	401,500	453,385	141,091	30,475
Prepaid expenses	4,415	7,070	3,776	1,502	568
Total assets	$58,331,481	$43,508,849	$45,287,748	$18,466,595	$5,117,657

LIABILITIES
Payable for securities purchased	$576,695	$774,430	$0	$0	$0
Payable for Fund shares redeemed	26,926	8,063	7,124	3,096	19
Dividends payable	38,881	28,047	31,217	7,562	3,261
Trustees' fees payable	385	280	296	122	32
Payable to affiliates	42,332	31,362	36,018	13,299	3,393
Accrued expenses	11,985	8,249	8,145	4,007	2,106
Total liabilities	$697,204	$850,431	$82,800	$28,086	$8,811

NET ASSETS	$57,634,277	$42,658,418	$45,204,948	$18,438,509	$5,108,846

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$54,116,965	$40,591,742	$43,043,761	$17,479,179	$4,928,509
Accumulated net realized gain (loss) on investments	(224,125)	(263,165)	(425,497)	(8,412)	(22,001)
Accumulated undistributed net investment income (loss)	5,555	2,503	918	13,935	10,346
Unrealized appreciation (depreciation) on investments	3,735,882	2,327,338	2,585,766	953,807	191,992

NET ASSETS	$57,634,277	$42,658,418	$45,204,948	$18,438,509	$5,108,846

Shares outstanding	5,231,826	3,999,568	3,789,325	1,646,667	466,782
Net asset value per share*	$11.02	$10.67	$11.93	$11.20	$10.94
Public offering price (sales charge of 2.50%)	$11.30	$10.94	$12.24	$11.49	$11.22

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 29, 2016 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$1,103,358	$753,699	$736,356	$303,187	$80,864
Dividends	67	40	59	34	10
Total investment income	$1,103,425	$753,739	$736,415	$303,221	$80,874

EXPENSES
Investment advisory fees	$144,205	$102,942	$108,051	$44,166	$12,395
Distribution (12b-1) fees	72,102	51,471	54,026	22,083	6,198
Transfer agent fees	40,377	28,824	30,254	12,367	3,471
Administrative service fees	52,311	40,757	42,188	24,300	15,404
Professional fees	6,978	5,252	5,360	2,968	1,729
Reports to shareholders	1,190	802	722	389	136
License, fees, and registrations	1,695	3,100	1,788	1,231	589
Audit fees	6,890	4,963	5,195	2,127	645
Trustees' fees	2,084	1,484	1,555	636	180
Transfer agent out-of-pockets	2,492	1,642	1,560	753	242
Custodian fees	3,166	2,249	2,355	1,099	522
Legal fees	4,197	2,995	3,140	1,066	365
Insurance expense	574	396	399	170	49
Total expenses	$338,261	$246,877	$256,593	$113,355	$41,925
Less expenses waived or reimbursed	(55,620)	(45,112)	(44,812)	(26,789)	(17,630)
Total net expenses	$282,641	$201,765	$211,781	$86,566	$24,295

NET INVESTMENT INCOME (LOSS)	$820,784	$551,974	$524,634	$216,655	$56,579

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$38,420	$6,554	$(15,400)	$30	$201
Net change in unrealized appreciation (depreciation) on investments	736,453	725,703	1,089,892	348,534	83,351
Net realized and unrealized gain (loss) on investments	$774,873	$732,257	$1,074,492	$348,564	$83,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,595,657	$1,284,231	$1,599,126	$565,219	$140,131

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 29, 2016 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$820,784	$551,974	$524,634	$216,655	$56,579
Net realized gain (loss) from investment transactions	38,420	6,554	(15,400)	30	201
Net change in unrealized appreciation (depreciation) on investments	736,453	725,703	1,089,892	348,534	83,351
Net increase (decrease) in net assets resulting from operations	$1,595,657	$1,284,231	$1,599,126	$565,219	$140,131

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(820,340)	$(551,804)	$(524,577)	$(215,873)	$(55,681)
Net realized gain on investments	0	0	0	(8,442)	0
Total distributions	$(820,340)	$(551,804)	$(524,577)	$(224,315)	$(55,681)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,552,223	$2,090,976	$3,109,777	$874,667	$453,858
Proceeds from reinvested dividends	583,567	371,515	336,568	176,416	34,358
Cost of shares redeemed	(3,855,086)	(1,725,731)	(1,743,434)	(428,270)	(628,039)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,719,296)	$736,760	$1,702,911	$622,813	$(139,823)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(943,979)	$1,469,187	$2,777,460	$963,717	$(55,373)
NET ASSETS, BEGINNING OF PERIOD	$58,578,256	41,189,231	$42,427,488	$17,474,792	$5,164,219
NET ASSETS, END OF PERIOD	$57,634,277	$42,658,418	$45,204,948	$18,438,509	$5,108,846

Accumulated undistributed net investment income	$5,555	$2,503	$918	$13,935	$10,346

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2015 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,648,160	$1,098,865	$997,811	$428,956	$106,922
Net realized gain (loss) from investment transactions	(5,419)	5,696	27,061	14,679	5,549
Net change in unrealized appreciation (depreciation) on investments	98,524	313,698	104,391	(38,419)	1,109
Net increase (decrease) in net assets resulting from operations	$1,741,265	$1,418,259	$1,129,263	$405,216	$113,580

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,647,296)	$(1,098,476)	$(997,700)	$(427,448)	$(105,037)
Total distributions	$(1,647,296)	$(1,098,476)	$(997,700)	$(427,448)	$(105,037)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,753,374	$4,850,261	$6,684,819	$1,283,466	$1,170,331
Proceeds from reinvested dividends	1,141,713	665,490	522,925	294,444	66,338
Cost of shares redeemed	(6,926,940)	(4,380,652)	(3,707,085)	(1,532,262)	(764,914)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,031,853)	$1,135,099	$3,500,659	$45,648	$471,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(937,884)	$1,454,882	$3,632,222	$23,416	$480,298
NET ASSETS, BEGINNING OF PERIOD	$59,516,140	39,734,349	$38,795,266	$17,451,376	$4,683,921
NET ASSETS, END OF PERIOD	$58,578,256	$41,189,231	$42,427,488	$17,474,792	$5,164,219

Accumulated undistributed net investment income	$5,111	$2,333	$860	$13,153	$9,448

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds' administrative services agent, Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of January 29, 2016:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$661,048	$0	$0	$661,048
	Municipal Bonds	0	56,759,085	0	56,759,085
	Total	$661,048	$56,759,085	$0	$57,420,133

NE Muni Fund	Short-Term Securities	$1,855,705	$0	$0	$1,855,705
	Municipal Bonds	0	41,221,261	0	41,221,261
	Total	$1,855,705	$41,221,261	$0	$43,076,966

OK Muni Fund	Short-Term Securities	$890,148	$0	$0	$890,148
	Municipal Bonds	0	43,754,449	0	43,754,449
	Total	$890,148	$43,754,449	$0	$44,644,597

ME Muni Fund	Short-Term Securities	$1,205,587	$0	$0	$1,205,587
	Municipal Bonds	0	17,118,406	0	17,118,406
	Total	$1,205,587	$17,118,406	$0	$18,323,993

NH Muni Fund	Short-Term Securities	$267,820	$0	$0	$267,820
	Municipal Bonds	0	4,618,793	0	4,618,793
	Total	$267,820	$4,618,793	$0	$4,886,613

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 29, 2016. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 29, 2016. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 29, 2016.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 29, 2016, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$3,248,035	$2,455,837	$4,332,954	$631,100	$706,111
Sales	$4,874,856	$2,292,228	$1,025,110	$195,000	$789,919

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Six Months Ended 1/29/16:	Fund	Fund	Fund	Fund	Fund
Shares sold	142,477	197,816	264,566	78,966	41,716
Shares issued on reinvestment of dividends	53,442	35,210	28,612	15,929	3,170
Shares redeemed	(353,309)	(163,786)	(148,412)	(38,777)	(58,250)
Net increase (decrease)	(157,390)	69,240	144,766	56,118	(13,364)

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/15:	Fund	Fund	Fund	Fund	Fund
Shares sold	434,821	462,386	572,764	116,160	108,612
Shares issued on reinvestment of dividends	104,484	63,312	44,740	26,611	6,140
Shares redeemed	(633,613)	(416,575)	(317,309)	(138,627)	(70,882)
Net increase (decrease)	(94,308)	109,123	300,195	4,144	43,870

NOTE 6: Income Tax Information

At July 31, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$54,919,887	$39,255,584	$40,586,526	$16,754,823	$5,145,184
Unrealized appreciation	$3,038,918	$1,716,298	$1,541,523	$682,811	$135,943
Unrealized depreciation	(34,378)	(112,330)	(44,789)	(64,385)	(17,854)
Net unrealized appreciation*	$3,004,540	$1,603,968	$1,496,734	$618,426	$118,089

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/15	$1,647,296	$1,098,476	$997,700	$427,448	$105,037
Year Ended 7/31/14	$1,794,350	$1,160,828	$1,068,379	$465,827	$126,990

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$0	$0	$0	$0
Undistributed capital gain	0	0	0	$8,442	0
Accumulated capital and other losses	($262,545)	($269,719)	($410,097)	$0	($22,202)
Unrealized appreciation/(depreciation)*	3,004,540	1,603,968	1,496,734	618,426	118,089
Total accumulated earnings/(deficit)	$2,741,995	$1,334,249	$1,086,637	$626,868	$95,887

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2015 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2016	-	-	-	529
Expires in 2018	-	-	260,308	-
Non-expiring S-T losses	133,526	177,427	52,684	8,318
Non-expiring L-T losses	129,019	92,292	97,105	13,355
Total	$262,545	$269,719	$410,097	$22,202

For the year ended July 31, 2015, KS Muni Fund has expired capital loss carryforwards of $240,848. For the year ended July 31, 2015, OK Muni Fund and NH Muni Fund utilized capital loss carryforwards of $23,571 and $6,970, respectively.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2016 so that the net annual operating expenses do not exceed 0.98%. After November 29, 2016, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/29/16		Payable at 1/29/16
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
KS Muni Fund	$119,248	$24,957	$18,882
NE Muni Fund	$82,992	$19,950	$13,431
OK Muni Fund	$88,177	$19,874	$14,452
ME Muni Fund	$33,114	$11,052	$5,519
NH Muni Fund	$6,794	$5,601	$992

*	After waivers.

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/29/16				Payable at 1/29/16
	Sales		Distribution	Distribution	Sales		Distribution
	Charges	CDSC	Fees*	Fees Waived	Charges	CDSC	Fees*
KS Muni Fund	$34,722	$0	$59,623	$12,479	$612	$0	$9,441
NE Muni Fund	$40,495	$0	$41,496	$9,975	$1,251	$0	$6,715
OK Muni Fund	$43,768	$0	$44,089	$9,937	$3,781	$0	$7,226
ME Muni Fund	$12,893	$0	$16,557	$5,526	$103	$0	$2,760
NH Muni Fund	$5,223	$0	$3,398	$2,800	$224	$0	$496

*	After waivers.

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/29/16				Payable at 1/29/16
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees*	Fees Waived	Fees*	Fees Waived	Fees*	Fees*
KS Muni Fund	$34,947	$7,922	$42,049	$10,262	$6,538	$6,859
NE Muni Fund	$24,175	$6,291	$31,861	$8,896	$4,678	$5,287
OK Muni Fund	$25,551	$6,263	$33,450	$8,738	$4,962	$5,597
ME Muni Fund	$9,678	$3,442	$17,531	$6,769	$1,926	$2,991
NH Muni Fund	$2,016	$1,697	$7,872	$7,532	$410	$1,271

*	After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/16+	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.87	$10.85	$10.56	$11.12	$10.64	$10.70

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.31	$0.32	$0.30	$0.37	$0.37
Net realized and unrealized gain (loss) on investments[3]	0.15	0.02	0.29	(0.56)	0.48	(0.06)
Total from investment operations	$0.30	$0.33	$0.61	$(0.26)	$0.85	$0.31

Distributions from net investment income	$(0.15)	$(0.31)	$(0.32)	$(0.30)	$(0.37)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$11.02	$10.87	$10.85	$10.56	$11.12	$10.64

Total Return (excludes any applicable sales charge)	2.82%#	3.03%	5.81%	(2.37%)	8.07%	3.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$57,634	$58,578	$59,516	$64,405	$48,093	$45,175
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.17%^	1.16%	1.16%	1.17%	1.18%	1.30%
Ratio of net investment income to average net assets[1,2]*	2.84%^	2.80%	2.95%	2.75%	3.36%	3.54%
Portfolio turnover rate	5.74%	10.87%	6.63%	13.40%	11.46%	8.31%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized.

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/16+	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.48	$10.40	$9.99	$10.69	$10.20	$10.22

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.29	$0.29	$0.29	$0.34	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.19	0.08	0.41	(0.70)	0.49	(0.02)
Total from investment operations	$0.33	$0.37	$0.70	$(0.41)	$0.83	$0.33

Distributions from net investment income	$(0.14)	$(0.29)	$(0.29)	$(0.29)	$(0.34)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.67	$10.48	$10.40	$9.99	$10.69	$10.20

Total Return (excludes any applicable sales charge)	3.18%#	3.54%	7.14%	(3.96%)	8.23%	3.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$42,658	$41,189	$39,734	$41,633	$46,038	$35,808
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.20%^	1.19%	1.20%	1.20%	1.21%	1.33%
Ratio of net investment income to average net assets[1,2]*	2.67%^	2.72%	2.89%	2.72%	3.22%	3.44%
Portfolio turnover rate	5.68%	11.76%	3.88%	23.65%	12.38%	11.01%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized.

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/16+	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$11.64	$11.60	$11.20	$11.93	$11.24	$11.19

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.29	$0.31	$0.32	$0.34	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.29	0.04	0.40	(0.73)	0.69	0.05
Total from investment operations	$0.43	$0.33	$0.71	$(0.41)	$1.03	$0.45

Distributions from net investment income	$(0.14)	$(0.29)	$(0.31)	$(0.32)	$(0.34)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.93	$11.64	$11.60	$11.20	$11.93	$11.24

Total Return (excludes any applicable sales charge)	3.73%#	2.82%	6.42%	(3.54%)	9.30%	4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$45,205	$42,427	$38,795	$41,551	$43,253	$33,156
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%^	1.18%	1.19%	1.18%	1.19%	1.32%
Ratio of net investment income to average net assets[1,2]*	2.42%^	2.44%	2.72%	2.70%	2.93%	3.62%
Portfolio turnover rate	2.42%	14.53%	1.41%	9.54%	17.72%	13.35%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized.

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/16+	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.99	$11.00	$10.79	$11.36	$10.77	$10.85

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.27	$0.29	$0.31	$0.34	$0.34
Net realized and unrealized gain (loss) on investments[3]	0.22	(0.01)	0.21	(0.57)	0.59	(0.08)
Total from investment operations	$0.35	$0.26	$0.50	$(0.26)	$0.93	$0.26

Less Distributions:
Distributions from net investment income	$(0.13)	$(0.27)	$(0.29)	$(0.31)	$(0.34)	$(0.34)
Distributions from net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00
Returns of Capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.14)	$(0.27)	$(0.29)	$(0.31)	$(0.34)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$11.20	$10.99	$11.00	$10.79	$11.3	$10.77

Total Return (excludes any applicable sales charge)	3.20%#	2.37%	4.72%	(2.37%)	8.79%	2.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$18,439	$17,475	$17,451	$17,702	$18,084	$16,176
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.28%^	1.28%	1.28%	1.27%	1.29%	1.41%
Ratio of net investment income to average net assets[1,2]*	2.45%^	2.45%	2.70%	2.76%	3.11%	3.22%
Portfolio turnover rate	1.15%	16.18%	11.27%	11.52%	1.87%	8.00%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized.

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/16+	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.76	$10.74	$10.55	$11.07	$10.66	$10.73

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.24	$0.28	$0.28	$0.33	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.18	0.02	0.19	(0.52)	0.41	(0.07)
Total from investment operations	$0.30	$0.26	$0.47	$(0.24)	$0.74	$0.28

Distributions from net investment income	$(0.12)	$(0.24)	$(0.28)	$(0.28)	$(0.33)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.94	$10.76	$10.74	$10.55	$11.07	$10.66

Total Return (excludes any applicable sales charge)	2.81%#	2.45%	4.53%	(2.19%)	7.04%	2.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,109	$5,164	$4,684	$5,173	$4,854	$4,150
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.69%^	1.71%	1.71%	1.67%	1.78%	1.93%
Ratio of net investment income to average net assets[1,2]*	2.28%^	2.27%	2.68%	2.62%	3.07%	3.30%
Portfolio turnover rate	14.75%	13.08%	4.85%	10.57%	13.73%	10.19%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized.

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/31/2015	Ending Account Value 1/29/2016	Expenses Paid During Period*	Annualized Expense Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,028.20	$4.94	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.92	0.98%
Nebraska Municipal Fund
Actual	$1,000.00	$1,031.76	$4.95	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.92	0.98%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,037.32	$4.96	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.92	0.98%
Maine Municipal Fund
Actual	$1,000.00	$1,032.01	$4.95	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.92	0.98%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,028.12	$4.94	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.92	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in one-half year period, and dividend by 364 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC ("Viking" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("IFD"), the Fund's underwriter; and Integrity Fund Services, LLC ("IFS"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor"), the Fund's sponsor.

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 30, 2015, the Board of Trustees, including a majority of the Independent Trustees of the Fund, renewed the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreement. In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreement, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund's investment performance as compared to standardized industry performance data;

(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services: The Investment Adviser currently provides services to eleven funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Funds' future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has numerous years of experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective.

As of August 31, 2015, the risk for: (1) Kansas Municipal Fund was average for the 3 and 5-year time periods. It had a below average risk for the 10-year period; (2) Nebraska Municipal Fund was above average for the 3 and 5-year time periods. It had average risk for the 10-year period; (3) Oklahoma Municipal Fund was above average for the 3 and 5-year periods, and high for the 10-year time period; (4) New Hampshire Municipal Fund was low for the 3, 5, and 10-year time periods; (5) Maine Municipal Fund was below average for the 3 and 10-year time periods. It had above average risk for the 5-year period.

As of August 31, 2015, the Fund return rating for: (1) Kansas Municipal Fund was below average for the 3-year period, and average for the 5-year and 10-year time periods; (2) Nebraska Municipal Fund was below average for the 3-year period, and average for the 5-year and 10-year time periods; (3) Oklahoma Municipal Fund was below average for the 3-year period, and average for the 5-year and 10-year time periods; (4) New Hampshire Municipal Fund was low for the 3 and 5-year periods, and below average for the 10-year time period; (5) Maine Municipal Fund was below average for the 3, 5, and 10-year time periods.

As of August 31, 2015, the Fund performance for: (1) Kansas Municipal Fund for the 1, 3, 5 and 10-year periods were below its index. The returns for the 1, 3, 5, and 10 year periods were above its median classification; (2) Nebraska Municipal Fund returns for the 3, 5 and 10-year periods were below its index, and at its index for the 1-year period. The returns for the 1, 3, 5 and 10-year periods were above its median classification; (3) Oklahoma Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index. Its returns for the 1, 3, 5, and 10-year periods were above its median classification; (4) New Hampshire Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index. The 3 and 5-year periods returns were below its median classification, while the 1 and 10-year periods returns were at or above it median classification; (5) Maine Municipal Fund returns for the 1, 3, 5, and 10-year periods were below its index, and the returns for the 1, 3, and 5-year periods were below its median classification but above its median classification for its 10-year period.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of scale: The Board discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The Adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's net expense ratios of 0.98% was comparable to slightly above the average expense ratio of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Integrity Managed Portfolios.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreement would be in the best interest of each of the Funds and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Shannon D. Radke is a Governor, President, and Chief Executive Officer of Corridor. He owns membership interests of approximately 9.8% in Corridor. He initially received membership interests, without a cash investment, in exchange for contributions to Corridor (including experience in the mutual fund industry and personal guaranties of bank financing) and, in addition, in exchange for his interest in Viking. Mr. Radke also purchased a portion of his membership interests in Corridor. Certain other current employees of Corridor own, in the aggregate, approximately 29%-30% of the total membership interests in Corridor, with those employees individually owning an interest of 0.07% to 1.99%. They initially received their membership interests in exchange for their experience and role in the operations of Corridor; some have since purchased a portion of their membership interests.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery, Shannon Radke, and Josh Larson (the "Portfolio Manager" of the Funds), is based on salary paid every other week. The Portfolio Managers are not compensated for client retention. In addition, Corridor sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and a match up to 6% by Corridor of the employees gross pay.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

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Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX/ICPUX)

Integrity Dividend Harvest Fund (IDIVX/IDHCX)

Integrity Growth & Income Fund (IGIAX/IGIUX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 4, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 4, 2016